Transfers of Financial Assets Not Qualifying for Derecognition (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Carrying Amount of Financial Assets that Did Not Qualify for Derecognition and their Associated Financial Liabilities	The following table analyses the carrying amount of financial assets that did not qualify for derecognition and their associated financial liabilities:

				Group
	2023		2022
	Assets	Liabilities	Assets	Liabilities
Nature of transaction	£m	£m	£m	£m
Sale and repurchase agreements	14	(14)	120	(128)
Securities lending agreements	3,136	(2,735)	2,871	(2,509)
Securitisations (See Notes 14 and 26)	6,047	(2,769)	3,680	(897)
	9,197	(5,518)	6,671	(3,534)